Restructuring - Summary of Restructuring Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring costs	$ 100,023
Special termination costs	42,757	$ 0	$ 0
Total costs incurred in 2019	142,780
Remaining costs expected but not yet incurred	19,621
Total costs	$ 162,401